Fees Summary	Feb. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,763,500.00
Previously Paid Amount	0.00
Total Fee Amount	269.99
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 269.99
Narrative - Max Aggregate Offering Price	$ 1,763,500.00
Final Prospectus	true